Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets and Liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2017	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	1,004	1,004	1,004
Trade receivables	—	2,753	2,753	2,753
Subsidies receivables	—	9,524	9,524	9,524
Current financial assets	40,602	—	40,602	40,602
Cash and cash equivalents	256,380	—	256,380	256,380

Total financial assets	296,982	13,281	310,263	310,263

Financial liabilities
Non-current financial liabilities	—	13	13	13
Current financial liabilities	—	21	21	21
Trade payables	—	9,460	9,460	9,460
Other current liabilities	—	6,570	6,570	6,570

Total financial liabilities	—	16,064	16,064	16,064

	Accounting category		Book value on the statement of financial position	Fair Value
2018	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	1,891	1,891	1,891
Trade receivables	—	2,971	2,971	2,971
Subsidies receivables	—	17,173	17,173	17,173
Current financial assets	7	381	388	388
Cash and cash equivalents	451,501	—	451,501	451,501

Total financial assets	451,508	22,416	473,924	473,924

Financial liabilities
Non-current financial liabilities	—	1,018	1,018	1,018
Current financial liabilities	—	333	333	333
Trade payables	—	15,883	15,883	15,883
Other current liabilities	—	8,369	8,369	8,369

Total financial liabilities	—	25,603	25,603	25,603

Summary of Derivative Financial Instruments

As of December 31, 2017, we held the following derivative financial instruments, denominated in US dollars:

2017	Notional	Fair Value	Maturity
	$ in thousands
USD forward sale contracts	18,775	558	2018
USD forward purchase contracts	—	—	—

Total derivative financial instruments		558

of which :
Derivative financial assets		558
Derivative financial liabilities		—

Cellectis hedging policy is not affected by the application of IFRS 9.

As of December 31, 2018, we did not hold derivative financial instruments.